Commitments, Guarantees and Contingent Liabilities (Amounts Due under Non Cancelable Contracts) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Contractual obligation fiscal year maturity
2017	¥ 3,385
2018	2,918
2019	2,424
2020	1,822
2021	104
Thereafter	21
Total	¥ 10,674